Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Total Reserves	£ 4,461	£ 4,760
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	2,871	3,344
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	5	(187)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	1,575	1,002
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(954)	(373)
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ 964	£ 974